Segment information (Details 1) $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Revenues	$ 190,405,000,000	$ 206,634,000,000		$ 149,930,000,000
Gross profit / (loss)	71,271,000,000	91,542,000,000		79,385,000,000
Selling expenses	(13,556,000,000)	(15,826,000,000)		(14,659,000,000)
Other operating results, net	(8,914,000,000)	(1,649,000,000)		(8,067,000,000)
Segment profit / (loss)	78,179,000,000	135,815,000,000		(86,617,000,000)
Investment properties	586,317,000,000	651,965,000,000
Property, plant and equipment	145,553,000,000	128,124,000,000
Investments in associates	39,680,000,000	38,628,000,000
Total Agricultural Business [Member]
Statement [Line Items]
Revenues	101,777,000,000	138,851,000,000		105,231,000,000
Costs	(84,462,000,000)	(124,285,000,000)		(96,417,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,515,000,000)	39,243,000,000		50,472,000,000
Changes in the net realizable value of agricultural products after harvest	(2,538,000,000)	(4,307,000,000)		(2,085,000,000)
Gross profit/loss	13,262,000,000		$ 49,502	57,201,000,000
Gain from disposal of farmlands	(2,370,000,000)	5,304,000,000		19,479,000,000
Net gain from fair value adjustment of investment properties	15,026,000,000	11,868,000,000		4,631,000,000
General and administrative expenses	(8,493,000,000)	(8,166,000,000)		(7,697,000,000)
Selling expenses	9,346,000,000	11,814,000,000		9,701,000,000
Other operating results, net	(1,746,000,000)	(1,807,000,000)		(7,806,000,000)
Profit / (loss) from operations	6,333,000,000	44,887,000,000		56,107,000,000
Share of profit/ (loss) of associates and joint ventures	(1,038,000,000)	348,000,000		(204,000,000)
Segment profit / (loss)	5,295,000,000	45,235,000,000		55,903,000,000
Investment properties	26,258,000,000	29,474,000,000		38,890,000,000
Property, plant and equipment	126,183,000,000	101,547,000,000		117,677,000,000
Investments in associates	2,534,000,000	3,767,000,000		2,886,000,000
Other reportable assets	56,059,000,000	61,773,000,000		72,964,000,000
Reportable assets	211,034,000,000	196,561,000,000		232,417,000,000
Agricultural Production [Member]
Statement [Line Items]
Revenues	74,926,000,000	110,097,000,000		86,148,000,000
Costs	67,274,000,000	103,204,000,000		83,129,000,000
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,515,000,000)	39,243,000,000		50,472,000,000
Changes in the net realizable value of agricultural products after harvest	(2,538,000,000)	(4,307,000,000)		(2,085,000,000)
Gross profit / (loss)	3,599,000,000	41,829,000,000		51,406,000,000
Gain from disposal of farmlands	0	0		0
Net gain from fair value adjustment of investment properties	0	0		0
General and administrative expenses	(4,705,000,000)	(4,881,000,000)		(4,851,000,000)
Selling expenses	6,863,000,000	9,396,000,000		8,272,000,000
Other operating results, net	(168,000,000)	(4,521,000,000)		(14,780,000,000)
Profit / (loss) from operations	(7,801,000,000)	23,031,000,000		23,503,000,000
Share of profit/ (loss) of associates and joint ventures	169,000,000	232,000,000		213,000,000
Segment profit / (loss)	(7,970,000,000)	23,263,000,000		23,716,000,000
Investment properties	0	0		0
Property, plant and equipment	124,531,000,000	100,495,000,000		116,416,000,000
Investments in associates	1,673,000,000	2,154,000,000		2,114,000,000
Other reportable assets	41,055,000,000	46,391,000,000		60,622,000,000
Reportable assets	167,259,000,000	149,040,000,000		179,152,000,000
Land Transformation And Sales [Member]
Statement [Line Items]
Revenues	0	0		0
Costs	(74,000,000)	(103,000,000)		(127,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0		0
Changes in the net realizable value of agricultural products after harvest	0	0		0
Gross profit / (loss)	(74,000,000)	(103,000,000)		(127,000,000)
Gain from disposal of farmlands	(2,370,000,000)	5,304,000,000		19,479,000,000
Net gain from fair value adjustment of investment properties	15,026,000,000	11,868,000,000		4,631,000,000
General and administrative expenses	(14,000,000)	(17,000,000)		(18,000,000)
Selling expenses	13,000,000	407,000,000		4,000,000
Other operating results, net	(2,526,000,000)	2,309,000,000		6,189,000,000
Profit / (loss) from operations	10,029,000,000	18,954,000,000		30,150,000,000
Segment profit / (loss)	10,029,000,000	18,954,000,000		30,150,000,000
Investment properties	26,258,000,000	29,474,000,000		38,890,000,000
Property, plant and equipment	593,000,000	595,000,000		937,000,000
Investments in associates	0	0		0
Other reportable assets	0	0		0
Reportable assets	26,851,000,000	30,069,000,000		39,827,000,000
Corporate [Member]
Statement [Line Items]
Revenues	0	0		0
Costs	0	0		0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0		0
Changes in the net realizable value of agricultural products after harvest	0	0		0
Gross profit / (loss)	0	0		0
Gain from disposal of farmlands	0	0		0
Net gain from fair value adjustment of investment properties	0	0		0
General and administrative expenses	(1,397,000,000)	(1,593,000,000)		(1,552,000,000)
Selling expenses		0		0
Profit / (loss) from operations	(1,397,000,000)	(1,593,000,000)		(1,552,000,000)
Segment profit / (loss)	(1,397,000,000)	(1,593,000,000)		(1,552,000,000)
Investment properties	0	0		0
Property, plant and equipment	0	0		0
Investments in associates	0	0		0
Other reportable assets	0	0		0
Reportable assets	0	0		0
Others [Member]
Statement [Line Items]
Revenues	26,851,000,000	28,754,000,000		19,083,000,000
Costs	(17,114,000,000)	(20,978,000,000)		(13,161,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0		0
Changes in the net realizable value of agricultural products after harvest	0	0		0
Gross profit / (loss)	9,737,000,000	7,776,000,000		5,922,000,000
Gain from disposal of farmlands	0	0		0
Net gain from fair value adjustment of investment properties	0	0		0
General and administrative expenses	(2,377,000,000)	(1,675,000,000)		(1,276,000,000)
Selling expenses	2,470,000,000	2,011,000,000		1,425,000,000
Other operating results, net	612,000,000	405,000,000		785,000,000
Profit / (loss) from operations	5,502,000,000	4,495,000,000		4,006,000,000
Share of profit/ (loss) of associates and joint ventures	(869,000,000)	116,000,000		(417,000,000)
Segment profit / (loss)	4,633,000,000	4,611,000,000		3,589,000,000
Investment properties	0	0		0
Property, plant and equipment	861,000,000	457,000,000		324,000,000
Investments in associates	861,000,000	1,613,000,000		772,000,000
Other reportable assets	15,004,000,000	15,382,000,000		12,342,000,000
Reportable assets	$ 16,924,000,000	$ 17,452,000,000		$ 13,438,000,000